INCOME TAXES - Increase in valuation allowance (Details) $ in Millions	12 Months Ended
Feb. 29, 2020 USD ($)
INCOME TAXES
Increase in valuation allowance	$ 1.9
Increase in valuation allowance as result of acquisition	$ 4.3